Share capital (Details) $ / shares in Units, $ in Thousands			6 Months Ended
	Apr. 28, 2022 $ / shares shares	Apr. 28, 2022 $ / shares shares	Jun. 30, 2022 USD ($) shares	Jun. 30, 2021 USD ($) shares
Number of shares
Stock option exercise (in shares) | shares			6,409	86,684
Amount
Balance at beginning of period			$ 266,119
Stock option exercise			53	$ 184
Shares issued related to contingent consideration			700
Share issuance under employee share purchase plan			304
Balance at end of period			$ 267,281
Common shares
Number of shares
Balance at beginning of period (in shares) | shares			32,857,422	32,630,536
Stock option exercise (in shares) | shares			6,409	86,684
Shares issued in connection with acquisitions (in shares) | shares	15,364	15,364	15,364
Share issuance under employee share purchase plan (in shares) | shares			6,377
Balance at end of period (in shares) | shares			32,885,572	32,717,220
Amount
Balance at beginning of period			$ 266,119
Stock option exercise			101	$ 264
Shares issued related to contingent consideration			700
Share issuance under employee share purchase plan			361
Balance at end of period			$ 267,281
Fair Value Of Shares Issued Through Acquisition Of Subsidiary, Equity | (per share)	$ 45.55	$ 58.47